Note 10 - Employee Benefits (Details Textual) (USD $)	12 Months Ended			1 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2005
Compensation and Retirement Disclosure [Abstract]
Health Insurance Coverage Expense	$ 3,957,668	$ 3,999,078	$ 3,303,968
Defined Contribution Plan, Employer Discretionary Contribution Amount	161,836	130,361	229,417
Allocated Share-based Compensation Expense	956,859	971,145	1,440,534
Amended 2011 Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	111,000
Non Employee Directors Stock Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0
2011 Stock Incentive Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					500,000
2005 Stock Incentive Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,000,000
Restricted Stock [Member]
Compensation and Retirement Disclosure [Abstract]
Allocated Share-based Compensation Expense	844,754	817,657	1,287,271
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 255 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,600,000
Restricted Stock [Member] | Non Employee Directors Stock Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	29,424	36,632	44,424
Share-based Compensation Arrangement by Share-based Payment Award, Vested Awards, Restricted Period	180 days
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense	$ 112,105	$ 153,488	$ 153,263